DEBT (Narrative) (Details) $ in Thousands				1 Months Ended		3 Months Ended	12 Months Ended
	Oct. 06, 2021 USD ($)	Feb. 10, 2021 CAD ($)	Feb. 10, 2021 USD ($)	Jun. 30, 2023 CAD ($)	Feb. 01, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Jun. 20, 2023 USD ($)	Apr. 08, 2022 USD ($)	Dec. 31, 2021 CAD ($)
Disclosure of detailed information about borrowings [line items]
Advance under Revolving Credit Facility							$ 26,494		$ 0
Credit facility						$ 637,891	637,891		586,569			$ 531,749
Proceeds from equipment financings							45,302		31,770
Repayment of equipment loans							$ 31,953		26,443
Gibraltar Mines [Member]
Disclosure of detailed information about borrowings [line items]
Lease term							54 months	54 months
Repayment of lease liabilities				$ 5,578
2026 Senior Secured Notes [Member]
Disclosure of detailed information about borrowings [line items]
Notes issued			$ 400,000,000
Interest rate			7.00%
Remaining proceeds of borrowings available for capital expenditure		$ 167,000	$ 131,000,000
Maximum amount of first lien secured debt to be issued			145,000,000
Maximum amount of debt for equipment financing			50,000,000
Maximum amount of Florence project debt			$ 30,000,000
Description of notes redemption price percentage		The Company may redeem some or all of the 2026 Notes at any time on or after February 15, 2024, at redemption prices ranging from 101.75% to 100%, plus accrued and unpaid interest to the date of redemption. On a change of control, the 2026 Notes are redeemable at the option of the holder at a price of 101%.	The Company may redeem some or all of the 2026 Notes at any time on or after February 15, 2024, at redemption prices ranging from 101.75% to 100%, plus accrued and unpaid interest to the date of redemption. On a change of control, the 2026 Notes are redeemable at the option of the holder at a price of 101%.
2022 Notes [Member]
Disclosure of detailed information about borrowings [line items]
Amount of outstanding borrowings redeemed			$ 250,000,000
Interest rate			8.75%
Revolving credit facility [Member]
Disclosure of detailed information about borrowings [line items]
Closing amount of line of credit facility	$ 50,000,000
Maturity date					On February 1, 2023, the Company entered into an agreement to extend the maturity date of the Facility by an additional year to July 2, 2026.
Line of credit facility increased borrowing capacity					$ 30,000,000
Credit facility maximum borrowing capacity					$ 80,000,000
Line of credit facility interest rate descriptions					Amounts outstanding under the facility bear interest at the Adjusted Term SOFR rate plus an applicable margin and have a standby fee of 1.00%.
Advance under Revolving Credit Facility								$ 20,000
Letter of Credit Facilities [Member]
Disclosure of detailed information about borrowings [line items]
Credit facility						7,000	$ 7,000
Issued and outstanding credit facility						3,750	3,750		3,750
Closed credit facility for issuing LC											$ 4,000,000
Lease liabilities [Member] | IFRS 16 [Member]
Disclosure of detailed information about borrowings [line items]
Carrying amount of leased assets						$ 18,537	$ 18,537		$ 34,051
Lease liabilities [Member] | IFRS 16 [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
Lease term							12 months	12 months
Lease liabilities [Member] | IFRS 16 [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Lease term							84 months	84 months
Gibraltar equipment loans [Member] | Gibraltar Mines [Member]
Disclosure of detailed information about borrowings [line items]
Lease term				48 months			48 months	48 months
Interest rate										9.40%
Maximum amount of debt for equipment financing										$ 9,600,000
Gibraltar equipment loans [Member] | Bottom of range [Member] | Gibraltar Mines [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate						8.90%	8.90%
Gibraltar equipment loans [Member] | Top of range [Member] | Gibraltar Mines [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate						9.40%	9.40%
Florence project facility [Member]
Disclosure of detailed information about borrowings [line items]
Lease term						60 months
Interest rate						9.30%	9.30%
Proceeds from equipment financings						$ 25,000